Subsequent Events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common share dividends		$ 599	$ 570
Dividends per common share declared (in dollars per share)		$ 1.00	$ 0.96
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends	$ 152
Dividends per common share declared (in dollars per share)	$ 0.2536